THE ADVISORS’ INNER CIRCLE FUND II	3EDGE ASSET MANAGEMENT
DYNAMIC FIXED INCOME ETF
JUNE 30, 2026
(Unaudited)

SCHEDULES OF INVESTMENTS

Description	Shares	Fair Value (000)
EXCHANGE-TRADED FUNDS — 99.4%
Domestic Fixed Income — 99.4%
Global X 1-3 Month T-Bill ETF, Cl 3(A)	1,006,225	$100,965
Goldman Sachs Access Treasury 0-1 Year ETF	583,193	58,412
iShares 0-3 Month Treasury Bond ETF, Cl 3(A)(B)	934,227	94,049
iShares 3-7 Year Treasury Bond ETF, Cl 7	243,633	28,615
iShares TIPS Bond ETF	216,848	23,730
State Street SPDR Bloomberg 1-3 Month T-Bill ETF, Cl 3(A)(B)	865,795	79,341
State Street SPDR Portfolio Intermediate Term Treasury ETF	670,421	19,033
State Street SPDR Portfolio TIPS ETF	1,668,203	42,839
Vanguard Intermediate-Term Treasury ETF	489,605	28,877

Total Exchange-Traded Funds
(Cost $476,693)		475,861

SHORT-TERM INVESTMENTS — 31.7%
First American Government Obligations Fund - Cl X, 3.57%(C)	7,253,564	7,254
Mount Vernon Liquid Assets Portfolio, 3.71%(C)(D)	144,329,441	144,329

Total Short-Term Investments
(Cost $151,583)		151,583

Total Investments - 131.1%
(Cost $628,276)		$627,444

Percentages are based on Net Assets of $478,557 (000).

(A)	Represents greater than 10% of the Fund’s total investments. For further information, please go to the Securities and Exchange Commission's website at: https://www.SEC.gov.

(B)	This security or a partial position of this security is on loan at June 30, 2026. The total value of securities on loan at June 30, 2026 was $141,435 (000).

(C)	The rate shown is the 7-day effective yield as of June 30, 2026.

(D)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of June 30, 2026 was $144,329 (000).

Cl — Class

ETF — Exchange-Traded Fund

SPDR — Standard & Poor's Depositary Receipts

TIPS — Treasury Inflation Protected Security

THE ADVISORS’ INNER CIRCLE FUND II	3EDGE ASSET MANAGEMENT
DYNAMIC HARD ASSETS ETF
JUNE 30, 2026
(Unaudited)

SCHEDULES OF INVESTMENTS

Description	Shares	Fair Value (000)
EXCHANGE-TRADED FUNDS — 99.5%
Domestic Commodity — 85.0%
Harbor Commodity All Weather Strategy ETF(A)	1,165,630	$34,200
Invesco Agriculture Commodity Strategy No. K-1 ETF, Cl 1	411,329	14,651
Sprott Physical Gold and Silver Trust(B)*	347,252	13,970
Sprott Physical Gold Trust(A)(B)*	1,046,369	31,569
USCF SummerHaven Dynamic Commodity Strategy No. K-1 Fund(A)	1,322,450	34,966
		129,356

Domestic Fixed Income — 14.5%
iShares 0-5 Year TIPS Bond ETF, Cl 5	146,685	14,985
Vanguard Short-Term Inflation-Protected Securities ETF(B)	140,916	7,078
		22,063

Total Exchange-Traded Funds
(Cost $148,797)		151,419

SHORT-TERM INVESTMENTS — 3.4%
First American Government Obligations Fund - Cl X, 3.57%(C)	753,140	753
Mount Vernon Liquid Assets Portfolio, 3.71%(C)(D)	4,348,750	4,349

Total Short-Term Investments
(Cost $5,102)		5,102

Total Investments - 102.9%
(Cost $153,899)		$156,521

Percentages are based on Net Assets of $152,118 (000).

*	Non-income producing security.
(A)	Represents greater than 10% of the Fund’s total investments. For further information, please go to the Securities and Exchange Commission's website at: https://www.SEC.gov.

(B)	This security or a partial position of this security is on loan at June 30, 2026. The total value of securities on loan at June 30, 2026 was $4,265 (000).

(C)	The rate shown is the 7-day effective yield as of June 30, 2026.

(D)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of June 30, 2026 was $4,349 (000).

Cl — Class

ETF — Exchange-Traded Fund

TIPS — Treasury Inflation Protected Security

THE ADVISORS’ INNER CIRCLE FUND II	3EDGE ASSET MANAGEMENT
DYNAMIC INTERNATIONAL EQUITY ETF
JUNE 30, 2026
(Unaudited)

SCHEDULES OF INVESTMENTS

Description	Shares	Fair Value (000)
EXCHANGE-TRADED FUNDS — 99.1%
International Equity — 99.1%
Franklin FTSE Japan ETF(A)	343,555	$13,656
iShares MSCI Europe Small-Capital ETF	75,439	5,221
iShares MSCI Germany ETF(B)	172,171	7,123
iShares MSCI Global Gold Miners ETF	23,067	1,490
iShares MSCI Japan Small-Capital ETF(B)	22,360	2,355
JPMorgan BetaBuilders Japan ETF(A)(B)	152,783	11,506
SEI Select Emerging Markets Equity ETF(A)	410,526	16,461
SEI Select International Equity ETF(A)(B)	560,531	19,894
State Street SPDR EURO STOXX 50 ETF(B)	82,915	5,695
WisdomTree Europe SmallCap Dividend Fund	34,530	2,485

Total Exchange-Traded Funds
(Cost $83,388)		85,886

SHORT-TERM INVESTMENTS — 9.5%
First American Government Obligations Fund - Cl X, 3.57%(C)	844,895	845
Mount Vernon Liquid Assets Portfolio, 3.71%(C)(D)	7,357,900	7,358

Total Short-Term Investments
(Cost $8,203)		8,203

Total Investments - 108.6%
(Cost $91,591)		$94,089

Percentages are based on Net Assets of $86,621 (000).

(A)	Represents greater than 10% of the Fund’s total investments. For further information, please go to the Securities and Exchange Commission's website at: https://www.SEC.gov.

(B)	This security or a partial position of this security is on loan at June 30, 2026. The total value of securities on loan at June 30, 2026 was $7,252 (000).

(C)	The rate shown is the 7-day effective yield as of June 30, 2026.

(D)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of June 30, 2026 was $7,358 (000).

Cl — Class

ETF — Exchange-Traded Fund

FTSE — Financial Times Stock Exchange

SPDR — Standard & Poor's Depositary Receipts

THE ADVISORS’ INNER CIRCLE FUND II	3EDGE ASSET MANAGEMENT
DYNAMIC US EQUITY ETF
JUNE 30, 2026
(Unaudited)

SCHEDULES OF INVESTMENTS

Description	Shares	Fair Value (000)
EXCHANGE-TRADED FUNDS — 99.1%
Domestic Equity — 99.1%
Avantis U.S. Small Capital Value ETF(A)	182,520	$22,771
Invesco QQQ Trust Series 1, Ser 1(A)	49,365	36,352
State Street Communication Services Select Sector SPDR ETF(B)	82,954	8,887
State Street Consumer Discretionary Select Sector SPDR ETF	62,436	7,322
State Street Consumer Staples Select Sector SPDR ETF(B)	52,331	4,347
State Street Energy Select Sector SPDR ETF(B)	95,095	5,051
State Street Financial Select Sector SPDR ETF	189,798	10,175
State Street Health Care Select Sector SPDR ETF	44,495	7,060
State Street Industrial Select Sector SPDR ETF(B)	44,129	8,174
State Street Materials Select Sector SPDR ETF	33,595	1,708
State Street Real Estate Select Sector SPDR ETF	36,031	1,586
State Street Technology Select Sector SPDR ETF(A)	193,149	36,799
State Street Utilities Select Sector SPDR ETF	44,896	2,036

Total Exchange-Traded Funds
(Cost $135,719)		152,268

SHORT-TERM INVESTMENTS — 9.5%
First American Government Obligations Fund - Cl X, 3.57%(C)	1,501,578	1,502
Mount Vernon Liquid Assets Portfolio, 3.71%(C)(D)	13,039,311	13,039

Total Short-Term Investments
(Cost $14,541)		14,541

Total Investments - 108.6%
(Cost $150,260)		$166,809

Percentages are based on Net Assets of $153,550 (000).

(A)	Represents greater than 10% of the Fund’s total investments. For further information, please go to the Securities and Exchange Commission's website at: https://www.SEC.gov.

(B)	This security or a partial position of this security is on loan at June 30, 2026. The total value of securities on loan at June 30, 2026 was $12,658 (000).

(C)	The rate shown is the 7-day effective yield as of June 30, 2026.

(D)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of June 30, 2026 was $13,039 (000).

Cl — Class

ETF — Exchange-Traded Fund

Ser — Series

SPDR — Standard & Poor's Depositary Receipts

EDG-QH-001-0400

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